DEBT	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Debt Disclosure [Abstract]
DEBT

NOTE 7- DEBT

The table below presents outstanding debt instruments as of February 28, 2022, and May 31, 2021:

	February 28, 2022	May 31, 2021
Convertible promissory notes	$5,164,480	$3,157,970
Secured notes	403,592	-
Related party note payable	247,818	-
Related debt discount	(2,641,847)	(947,873)

Total promissory notes, net	$3,215,778	$2,211,097

Current portion of promissory notes, net	$1,689,671	$2,211,097

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

February 19, 2021 Labrys 12% Promissory Note and Securities Purchase Agreement

On February 19, 2021, the Company entered into a securities purchase agreement (the “SPA”) dated as of February 19, 2021, with an accredited investor (the “Holder”), pursuant to which the Company issued a 12% promissory note (the “Note”) with a maturity date of February 19, 2022 (the “Maturity Date”), in the principal sum of $1,650,000. In addition, the Company issued 10,000 shares of its common stock to the Holder as a commitment fee pursuant to the SPA. Pursuant to the terms of the Note, the Company agreed to pay to $1,650,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum (provided that the first twelve months of interest shall be guaranteed). The Note carries an original issue discount (“OID”) of $165,000. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $1,485,000 in exchange for the Note. The Company intends to use the proceeds for its operational expenses, the repayment of those certain self-amortization promissory notes previously issued to the Holder on June 18, 2020 and November 23, 2020, and the repayment of certain other existing debt obligations. The Holder may convert the Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Note) at any time at a conversion price equal to $11.50 per share.

The Company may prepay the Note at any time prior to the date that an Event of Default (as defined in the Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Note or SPA.

Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days, the Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law.

During the nine months ended February 28, 2022, the Company paid the Holder a total of $865,000. The Company paid an interim payment due to the Holder in the amount of $225,000 towards the repayment of the balance of the Note in the amount of $90,909, towards the repayment of guaranteed interest in the amount of $109,091 and $25,000 as an amendment fee. In addition, the Company paid $130,000 towards the repayment of the balance of the Note in the amount of $58,500 and towards the guaranteed interest in the amount of $71,500 and in compliance with the renegotiated terms of an interim payment that was due on August 19, 2021 in the amount of $363,000, on September 30, 2021 the Company paid $500,000 towards the repayment of principal of the Note. On February 18, 2022, the Company paid $10,000 toward the repayment of principal of the Note and to extend the due date to March 18, 2022. On March 16, 2022, the Company and the Holder agreed to extend the due date to September 15, 2022.

During the quarter ended February 28, 2022, the Company incurred $264,981 of interest expense related to the amortization of the debt discount on the Note. On February 28, 2022, the balance of the Note is $890,586 all of which is included in the current portion of convertible notes payable, net of debt discount which has been fully amortized.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

March 2021 FirstFire Global 12% Promissory Note and Securities Purchase Agreement

On March 10, 2021, the Company, entered into a securities purchase agreement (the “March 10 FirstFire SPA”) dated as of March 10, 2021, with FirstFire Global Opportunities Fund, LLC, a Delaware limited liability company (the “FirstFire”), pursuant to which the Company issued a 12% promissory note (“March 10 FirstFire Note”) with a maturity date of March 10, 2022, in the principal sum of $560,000. The Company received net proceeds of $130,606, net of OID of $56,000, net of origination fees of $8,394, and the repayment of principal and interest of $365,000 on the August 7, 2020 Note. In addition, the Company issued 3,394 shares of its common stock to the FirstFire as a commitment fee pursuant to the SPA. Pursuant to the terms of the March 10 FirstFire Note, the Company agreed to pay to $560,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum (provided that the first twelve months of interest shall be guaranteed). The March 10 FirstFire Note carries an OID of $56,000. Accordingly, on the Closing Date (as defined in the March 10 FirstFire SPA), the Holder paid the purchase price of $504,000 in exchange for the Note. The FirstFire may convert the March 10 FirstFire Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the March 10 FirstFire Note) at any time at a conversion price equal to $11.50 per share.

The Company may prepay the March 10 FirstFire Note at any time prior to the date that an Event of Default (as defined in the Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The March 10 FirstFire Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the March 10 FirstFire Note or March 10 FirstFire SPA.

The Company is required to make an interim payment to FirstFire in the amount of $123,200, on or before September 10, 2021, towards the repayment of the balance of the March 10 FirstFire Note. On September 17, 2021, the Company issued a common stock purchase warrant for the purchase of 40,000 shares of the Company’s common stock to FirstFire as consideration for FirstFire entering into a first amendment to the March 10 FirstFire Note in order to delay an interim payment of OID and interest due under the March 10 FirstFire Note to the maturity date of such note. For the nine months ended February 28, 2022, the Company recorded the fair value of the warrants in the amount of $248,547 and took a related interest expense charge of $248,547.

On October 1, 2021, the Company issued a three-year warrant to purchase 40,000 shares of the Company’s common stock at an exercise price of $10.73 per share to FirstFire as consideration for FirstFire entering into a second amendment to the March 10 FirstFire Note in order to remove the capital raising ceiling in such note. For the nine months ended February 28, 2022, the Company recorded the fair value of the warrants in the amount of $201,351 and took a related interest expense charge of $201,351.

Upon FirstFire’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days the March 10 FirstFire Note shall become immediately due and payable and the Company shall pay to FirstFire, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law.

During the nine months ended February 28, 2022, the Company recognized $197,327 of interest expense related to the amortization of debt discount related to the FirstFire Note. On February 28, 2022, the balance of FirstFire Note, is $551,262, all of which is included in the current portion of convertible notes payable, net of debt discount.

June 2021 FirstFire Global 12% Promissory Note and Securities Purchase Agreement

On June 11, 2021, the Company entered into a securities purchase agreement (the “June 11 FirstFire SPA”) dated as of June 10, 2021, with FirstFire Global Opportunities Fund, LLC (“FirstFire”), pursuant to which the Company issued a 12% promissory note (the “June 11 FirstFire Note”) with a maturity date of June 10, 2023 (the “FirstFire Maturity Date”), in the principal sum of $1,266,666. In addition, the Company issued 11,875 shares of its common stock to FirstFire as a commitment fee pursuant to the June 11 FirstFire SPA. Pursuant to the terms of the June 11 FirstFire Note, the Company agreed to pay to $1,266,666 (the “FirstFire Principal Sum”) to FirstFire and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the FirstFire Note after 180 days from June 10, 2021). The June 11 FirstFire Note carries an OID of $126,666. Accordingly, FirstFire paid the purchase price of $1,140,000 in exchange for the FirstFire Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. FirstFire may convert the June 11 FirstFire Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the June 11 FirstFire Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by FirstFire upon, at the election of FirstFire, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the June 11 FirstFire Note.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

The Company may prepay the June 11 FirstFire Note at any time prior to maturity in accordance with the terms of the June 11 FirstFire Note. The June 11 FirstFire Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the June 11 FirstFire Note or the June 11 FirstFire SPA.

Upon the occurrence of any Event of Default (as defined in the June 11 FirstFire Note), which has not been cured within three calendar days, the June 11 FirstFire Note shall become immediately due and payable and the Company shall pay to FirstFire, in full satisfaction of its obligations hereunder, an amount equal to the FirstFire Principal Sum then outstanding plus accrued interest multiplied by 125%.

Pursuant to the terms of the June 11 FirstFire SPA, the Company also issued to FirstFire a three-year warrant (the “June 11 FirstFire Warrant”) to purchase 593,750 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the Securities and Exchange Commission a registration statement covering the resale of all shares issued or issuable pursuant to the June 11 FirstFire SPA, including shares issued upon conversion of the June 11 FirstFire Note or exercise of the June 11 FirstFire Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following June 10, 2021 and to have the registration statement declared effective by the SEC within 120 days following June 10, 2021.

The Company recorded the June 11 FirstFire Note in the amount of $1,266,667 and a related debt discount of $1,266,667, interest payable of $76,000 and additional paid in capital of $1,053,999. On September 16, 2021, the Company made an interim payment to the FirstFire Note in the amount of $175,000. During the quarter ended February 28, 2022, the Company recorded interest expense of $240,041, which included $206,518 related to amortization of debt discount and accrued interest in the amount of $33,523. On February 28, 2022, the balance of the June 11 FirstFire Note is $329,966 all of which is included in the long-term portion of convertible notes payable, net of related debt discount.

GS Capital Securities Purchase Agreement & Note

On June 16, 2021, the Company entered into a securities purchase agreement (the “GS SPA”) dated as of June 10, 2021, with GS Capital Partners, LLC (“GS Capital”), pursuant to which the Company issued a 12% promissory note (the “GS Note”) with a maturity date of June 10, 2023 (the “GS Maturity Date”), in the principal sum of $333,333. In addition, the Company issued 3,125 shares of its common stock to GS as a commitment fee pursuant to the GS SPA. Pursuant to the terms of the GS Note, the Company agreed to pay to $300,000.00 (the “GS Principal Sum”) to GS and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the GS Note after 180 days from June 10, 2021). The GS Note carries an OID of $33,333. Accordingly, GS paid the purchase price of $300,000.00 in exchange for the GS Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. GS may convert the GS Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the GS Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by GS upon, at the election of GS, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the GS Note.

The Company may prepay the GS Note at any time prior to maturity in accordance with the terms of the GS Note. The GS Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the GS Note or the GS SPA.

Upon the occurrence of any Event of Default (as defined in the GS Note), which has not been cured within three calendar days, the GS Note shall become immediately due and payable and the Company shall pay to GS, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

Pursuant to the terms of the GS SPA, the Company also issued to GS a three-year warrant to purchase 156,250 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the GS SPA, including shares issued upon conversion of the GS Note or exercise of the GS Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following June 10, 2021 and to have the registration statement declared effective by the SEC within 120 days following June 10, 2021.

The Company recorded the GS Note in the amount of $333,333 and a related debt discount of $333,333, interest payable of $20,000 and additional paid in capital of $280,000. During the quarter ended February 28, 2022, the Company recorded interest expense of $65,482, which included $56,630 related to amortization of debt discount and accrued interest in the amount of $8,822. On February 28, 2022, the balance of the GS Note is $132,886, all of which is included in the long-term portion of convertible notes payable, net of related debt discount.

Jefferson Street Capital Stock Purchase Agreement & Note

On August 23, 2021, the Company entered into a securities purchase agreement (the “Jefferson SPA”) dated as of August 23, 2021, with Jefferson Street Capital, LLC (“Jefferson”), pursuant to which the Company issued a 12% promissory note (the “Jefferson Note”) with a maturity date of August 23, 2023 (the “Jefferson Maturity Date”), in the principal sum of $333,333. In addition, the Company issued 3,125 shares of its common stock to Jefferson as a commitment fee pursuant to the Jefferson SPA. Pursuant to the terms of the Jefferson Note, the Company agreed to pay to $300,000.00 (the “Jefferson Principal Sum”) to Jefferson and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the Jefferson Note after 180 days from August 23, 2021). The Jefferson Note carries an OID of $33,333. Accordingly, Jefferson paid the purchase price of $300,000.00 in exchange for the Jefferson Note. The Company intends to use the proceeds for working capital and to pay off an existing promissory note issued by the Company in favor of Maxim. Jefferson may convert the Jefferson Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Jefferson Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by Jefferson upon, at the election of Jefferson, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the Jefferson Note.

The Company may prepay the Jefferson Note at any time prior to maturity in accordance with the terms of the Jefferson Note. The Jefferson Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Jefferson Note or the Jefferson SPA.

Upon the occurrence of any Event of Default (as defined in the Jefferson Note), which has not been cured within three calendar days, the Jefferson Note shall become immediately due and payable and the Company shall pay to Jefferson, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

Pursuant to the terms of the Jefferson SPA, the Company also issued to Jefferson a three-year warrant to purchase 156,250 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the Jefferson SPA, including shares issued upon conversion of the Jefferson Note or exercise of the Jefferson Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following August 23, 2021 and to have the registration statement declared effective by the SEC within 120 days following August 23, 2021.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

The Company recorded the Jefferson Note in the amount of $333,333 and a related debt discount of $274,239, interest payable of $20,000 and additional paid in capital of $205,605. During the quarter ended February 28, 2022, the Company recorded interest expense of $48,796. On February 28, 2022, the balance of the Jefferson Note is $143,382, all of which is included in the long-term portion of convertible notes payable, net of debt discount.

Lucas Ventures Capital Stock Purchase Agreement & Note

On August 31, 2021, pursuant to the terms of that certain Securities Purchase Agreement between the Company and Lucas Ventures, LLC (“LV SPA”), the Company issued a 12% convertible promissory note (“the LV Note”) in the principal amount of $200,000 with an effective date of September 2, 2021, guaranteed interest of $12,000 and a maturity date of September 2, 2023. In addition, the Company issued 3,749 shares of its common stock to LV as a commitment fee pursuant to the Securities Purchase Agreement. Furthermore, the Company issued a common stock purchase warrant for the purchase of 187,400 shares of the Company’s common stock). Accordingly, Lucas Ventures Capital paid the purchase price of $200,000.00 in exchange for the LV Note.

The Company may prepay the LV Note at any time prior to maturity in accordance with the terms of the LV Note. The LV Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the LV Note or the LV SPA.

Upon the occurrence of any Event of Default (as defined in the LV Note), which has not been cured within three calendar days, the LV Note shall become immediately due and payable and the Company shall pay to LV, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

Pursuant to the terms of the LV SPA, the Company also issued to LV a three-year warrant to purchase 187,480 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the LV SPA, including shares issued upon conversion of the LV Note or exercise of the LV Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following September 2, 2021 and to have the registration statement declared effective by the SEC within 120 days following September 2, 2021.

The Company recorded the LV Note in the amount of $200,000 and a related debt discount of $200,000, additional paid in capital of $158,999 and guaranteed interest of $12,000. During the quarter ended February 28, 2022, the Company recorded interest expense of $34,230. On February 28, 2022, the balance of the LV Note is $58,614 all of which is included in the long-term portion of convertible notes payable, net of related debt discount.

LGH Investments, LLC Note Payable

On August 31, 2021, the Company and LGH Investments, LLC, (“LGH”) issued a 12% convertible promissory note (“LGH Note”) in the principal amount of $200,000 effective September 2, 2021 with a maturity date of September 2, 2023.

The Company may prepay the LGH Note at any time prior to maturity in accordance with the terms of the LGH Note. The LGH Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the LGH Note.

Upon the occurrence of any Event of Default (as defined in the LGH Note), which has not been cured within three calendar days, the LGH Note shall become immediately due and payable and the Company shall pay to LGH, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

The Company recorded the LGH Note in the amount of $200,000, interest payable of $12,000 along with total debt discount of $ 38,500, OID of $20,000 and origination fees of $6,500. During the quarter ended February 28,2022, the Company recorded interest expense of $13,718. On February 28, 2022, the balance of the LGH Note is $180,071, all of which is included in the long-term portion of convertible notes payable, net of related debt discount.

Ionic Ventures, LLC Capital Stock Purchase Agreement & Note

On September 28, 2021, the Company entered into a securities purchase agreement (the “Ionic SPA”) dated as of September 28, 2021, with Ionic Ventures, LLC (“Ionic”), pursuant to which the Company issued a 12% promissory note (the “Ionic Note”) with a maturity date of September 28, 2023 (the “Ionic Maturity Date”), in the principal sum of $1,555,555.56 with guaranteed interest of $93,333.34. In addition, the Company issued 14,584 shares of its common stock to Ionic as a commitment fee pursuant to the Ionic SPA. Pursuant to the terms of the Ionic Note, the Company agreed to pay to $1,400,000.00 (the “Ionic Principal Sum”) to Ionic and to pay interest on the principal balance at the rate of 12% per annum (provided that the first six months of interest shall be guaranteed and the remaining 18 months of interest shall be deemed earned in full if any amount is outstanding under the Ionic Note after 180 days from September 28, 2021). The Ionic Note carries an OID of $155,555.56. Accordingly, Ionic paid the purchase price of $1,400,000.00 in exchange for the Ionic Note. The Company intends to use the proceeds for working capital. Ionic may convert the Ionic Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Ionic Note; provided however, that the limitation on conversion may be waived (up to 9.99%) by Ionic upon, at the election of Ionic, not less than 61 days’ prior notice to the Company) at any time at a conversion price equal to $11.50 per share, as the same may be adjusted as provided in the Ionic Note.

The Company may prepay the Ionic Note at any time prior to maturity in accordance with the terms of the Ionic Note. The Ionic Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Ionic Note or the Ionic SPA.

Upon the occurrence of any Event of Default (as defined in the Ionic Note), which has not been cured within three calendar days, the Ionic Note shall become immediately due and payable and the Company shall pay to Ionic, in full satisfaction of its obligations hereunder, an amount equal to the principal amount then outstanding plus accrued interest multiplied by 125%.

Pursuant to the terms of the Ionic SPA, the Company also issued to Ionic a three-year warrant to purchase 729,167 shares of the Company’s common stock at an exercise price equal to (i) 110% of the per share offering price of the offering made in connection with any uplisting of the Company’s common stock; or (ii) prior to the determination of the per share offering price of the offering made in connection with any uplisting of the common stock and following such time if the uplisting contemplated in clause (i) is not completed by November 1, 2021, $10.73.

The Company also agreed to prepare and file with the SEC a registration statement covering the resale of all shares issued or issuable pursuant to the Ionic SPA, including shares issued upon conversion of the Ionic Note or exercise of the Ionic Warrant. The Company agreed to use its commercially reasonable efforts to have the registration statement filed with the SEC within 90 days following September 28, 2021 and to have the registration statement declared effective by the SEC within 120 days following September 28, 2021.

The Company recorded the Ionic Note in the amount of $1,555,555 and a related debt discount of $1,555,555, and additional paid in capital of $1,306,665 and guaranteed interest of $93,333. During the quarter ended February 28, 2022, the Company recorded interest expense of $248,165. On February 28, 2022, the balance of the LV Note is $382,410, all of which is included in the long-term portion of convertible notes payable, net of related debt discount.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

Secured Promissory Note One

On November 15, 2021, the Company entered into a 10% secured promissory note with an accredited investor (“Secured Note One”) in the amount of $262,500 for the purpose of acquiring computers for Company owned store operations. The Secured Note One has a perfected security interest in 50 personal computers the Company will use in its operations. In addition, the Company issued 30,000 commitment warrants for the purchase of the Company’s common stock at an exercise price of $10.73 per share. The Secured Note One requires 60 monthly payments of principal and interest in the amount of $5,577.

The Company recorded the Secured Note One in the amount of $262,500 along with an OID of $12,500. Accordingly, the investor paid $250,000 in exchange for the Secured Note One. For the quarter ended February 28, 2022, the Company paid interest in the amount of $6,478 and on February 28, 2022, the balance of the Secured Note One is $160,650 all of which is included in the long-term portion of convertible notes payable, net of related debt discount.

Secured Promissory Note Two

On November 18, 2021, the Company entered into a 10% secured promissory note accredited with an accredited investor (“Secured Note Two”) in the amount of $157,500 for the purpose of acquiring computers for Company owned store operations. The Secured Note Two has a perfected security interest in 30 personal computers the Company will use in its operations. In addition, the Company issued 18,000 commitment warrants for the purchase of the Company’s common s stock at an exercise price of $10.73 per share. The Secured Note Two requires 60 monthly payments of principal and interest in the amount of $3,346.

The Company recorded the Secured Note Two in the amount of $157,500 along with an OID of $7,500. Accordingly, the investor paid $150,000 in exchange for the Secured Note Two. For the quarter ended February 28, 2022, the Company paid interest in the amount of $3,887 and on February 28, 2022, the balance of the Secured Note Two is $96,390, all of which is included in the long-term portion of convertible notes payable, net of related debt discount.

Note Payable

On December 10, 2021, the Company entered into a related party transaction with Jed Kaplan, the Company’s Chairman of the Board and a more than 5% shareholder to provide a loan to the Company to provide additional operating funds for Simplicity One Brasil, LTDA, the Company’s 76%-owned subsidiary. The principal amount of the loan was $247,818. The loan bears interest at a rate of 5% per annum and the entire amount of the principal and accrued interest is due on June 10, 2022. The loan may be repaid by the Company, without penalty, at any time. Should the Company fail to make the principal payment due, the loan will convert to a 17% equity stake in Simplicity One Brazil, LTDA, of which Jed Kaplan is already a 20% stakeholder.

NOTE 8 – DEBT

The table below presents outstanding debt instruments as of May 31:

	2021	2020
Convertible Promissory Notes	3,157,970	152,500
Less: Related Discount	(946,873)	(25,180)
Related Party Note	-	64,728
Convertible Note Payable		1,000,000

Total	$2,211,097	$1,192,048

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

10% Fixed Convertible Promissory Note

On April 29, 2020 (the “Effective Date”), the Company issued a 10% Fixed Convertible Promissory Note (the “Harbor Gates Note”), with a maturity date of October 29, 2020 (the “Maturity Date”), in the principal sum of $152,000 in favor of Harbor Gates Capital, LLC (“Harbor Gates”). Pursuant to the terms of the Harbor Gates Note, the Company agreed to pay to Harbor Gates $152,500 (the “Principal Sum”) and to pay “guaranteed” interest on the principal balance at an amount equivalent to 10% of the Principal Sum, to the extent such Principal Sum and “guaranteed” interest and any other interest, fees, liquidated damages and/or items due to Harbor Gates have not been repaid or converted into Company common stock in accordance with the terms of the Harbor Gates Note. The Harbor Gates Note carries an original issue discount (“OID”) of $2,500. Accordingly, on the Effective Date, Harbor Gates delivered $150,000 to the Company in exchange for the Harbor Gates Note.

In addition to the “guaranteed” interest, and upon the occurrence of an Event of Default (as hereinafter defined), additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 20% per annum or the highest rate permitted by law.

The Company may prepay the Harbor Gates Note according to the following schedule:

Days Since Effective Date	Payment Amount
Under 30	115% of Principal Amount (as hereinafter defined) so paid
31-60	120% of Principal Amount so paid
61-90	125% of Principal Amount so paid
91-180	135% of Principal Amount so paid

135% of the remaining unpaid and unconverted Principal Amount, plus all accrued and unpaid interest will be due and payable on the Maturity Date. “Principal Amount” refers to the sum of (i) the original principal amount of the Harbor Gates Note (including the OID, prorated if the Harbor Gates Note has not been funded in full); (ii) all guaranteed and other accrued but unpaid interest under the Harbor Gates Note; (iii) any fees due under the Harbor Gates Notes; (iv) liquidated damages; and (v) any default payments owing under the Harbor Gates Note, in each case previously paid or added to the Principal Amount.

Pursuant to the terms of the Harbor Gates Note, the Company agreed to issue Harbor Gates shares of Company common stock in two tranches as follows:

(i)	1,250 shares of common stock within three trading days of the Effective Date; and
(ii)	In the event the average of the three volume weighted average prices for the Company’s common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $1.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

If an Event of Default (as defined in the Promissory Note) occurs, the outstanding Principal Amount of the Harbor Gates Note owing in respect thereof through the date of acceleration, shall become, at Harbor Gates’ election, immediately due and payable in cash at the “Mandatory Default Amount”. The Mandatory Default Amount means 35% of the outstanding Principal Amount of the Harbor Gates Note will be automatically added to the Principal Sum of the Harbor Gates Note and tack back to the Effective Date for purposes of Rule 144 promulgated under the 1934 Act. Commencing five days after the occurrence of any Event of Default that results in the eventual acceleration of the Harbor Gates Note, the Harbor Gates Note will accrue additional interest, in addition to the Harbor Gates Note’s “guaranteed” interest, at a rate equal to the lesser of 20% per annum or the maximum rate permitted under applicable law.

If the Harbor Gates Note is not retired on or before the Maturity Date, then at any time and from time to time after the Maturity Date, and subject to the terms hereof and restrictions and limitations contained in the Harbor Gates Note, Harbor Gates has the right, at Harbor Gates’ sole option, to convert in whole or in part the outstanding and unpaid Principal Amount under the Harbor Gates Note into shares of the Company’s common stock at the Variable Conversion Price. The “Variable Conversion Price” will be equal to the lower of: (a) $1.00, or (b) 70% of the lowest volume weighted average price of the Company’s common stock during the 15 consecutive trading days prior to the date on Harbor Gates elects to convert all or part of the Harbor Gates Note. The Company intends to prepay the Harbor Gates Note in accordance with its terms so that no amount under the Harbor Gates Note is converted into shares of the Company’s common stock.

This note along with guaranteed interest of $15,000 was repaid on July 2, 2020.

Kaplan Promissory Note

On May 12, 2020 (the “Issue Date”), the Company issued a promissory note (the “Kaplan Note”) in the principal sum of $90,000 in favor of Jed Kaplan, the Company’s Chief Executive Officer, interim Chief Financial Officer, member of the Company’s Board of Directors and greater than 5% stockholder of the Company. The Kaplan Note matures on the first business day following the 150-day anniversary of the Issue Date (the “Maturity Date”). The Company will use the proceeds of the Kaplan Note to fund the operations of Simplicity One Brasil Ltda, the Company’s majority owned subsidiary (“Simplicity Brasil”).

Pursuant to the terms of the Kaplan Note, the Company agreed to pay to Mr. Kaplan the lesser of (i) the principal sum of $90,000 (the “Maximum Commitment”), or (ii) the aggregate principal amount of all direct advances of the proceeds of the Kaplan Note (each, an “Advance”), together with any interest thereon, and any and all other amounts which may be due and payable thereunder from time to time.

Subject to the terms of the Kaplan Note, Mr. Kaplan agreed to make one direct Advance to and for the benefit of the Company on the Issue Date in the amount of $45,000, and one additional Advance to and for the benefit of the Company at such time as the Company may request during the two month period following the Issue Date. The total of the aggregate principal balance of all Advances (collectively referred to herein as the “Principal Amount”) outstanding at any time shall not exceed the Maximum Commitment. Advances made by Mr. Kaplan to the Company under the Kaplan Note which have been repaid may not be borrowed again.

Prior to the Maturity Date or an Event of Default (as hereinafter defined), the Principal Amount outstanding under the Kaplan Note will bear interest at a rate of 3% (the “Interest Rate”). From and after the Maturity Date or upon and during the continuance of an Event of Default, interest will accrue on the unpaid Principal Amount during any such period at an annual rate (the “Default Rate”) equal to 10% plus the Interest Rate; provided, however, that in no event will the Default Rate exceed the maximum rate permitted by law.

The Company may prepay the Kaplan Note, in whole or in part, without a prepayment penalty, at any time provided that an Event of Default has not then occurred.

During the year ended May 31, 2021, the Kaplan Note was retired in exchange for a 10% equity stake in Simplicity Brasil.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

Self-Amortization Promissory Note

On June 18, 2020 (the “Issue Date”), the Company entered into a securities purchase agreement (the “SPA”) with an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “Amortization Note”) with a maturity date of June 18, 2021 (the “Maturity Date”), in the principal sum of $550,000. Pursuant to the terms of the Amortization Note, the Company agreed to pay to $550,000 (the “Principal Sum”) to the Holder and to pay interest on the Principal Sum at the rate of 12% per annum. The Amortization Note carries an original issue discount (“OID”) of $55,000. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 6,875 shares of the Company’s common stock to the Holder as additional consideration.

The Company may prepay the Amortization Note at any time prior to the date that an Event of Default (as defined in the Amortization Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest with no prepayment premium. The Amortization Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Amortization Note or SPA.

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
10/16/2020	$66,125.00
11/16/2020	$66,125.00
12/16/2020	$66,125.00
01/18/2021	$66,125.00
02/18/2021	$66,125.00
03/18/2021	$66,125.00
04/16/2021	$66,125.00
05/18/2021	$66,125.00
06/18/2021	$65,921.26
Total:	$594,921.26

In connection with the November 23, 2020 SPA discussed below, we repaid principal and interest of $198,375 on this June 18, 2020 Note.

Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five calendar days as provided in the Amortization Note, the Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five calendar days after the Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion. The Company intends to repay the Amortization Note in accordance with its terms so that no amount under the Amortization Note is converted into shares of the Company’s common stock.

While any portion of this Note is outstanding, if the Company receives cash proceeds of more than $2,000,000.00 (the “Minimum Threshold”) in the aggregate from public offerings or private placements to investors, the Company shall, within two business days of Company’s receipt of such proceeds, inform the Holder of such receipt, following which the Holder shall have the right in its sole discretion to require the Company to immediately apply up to 50% of all proceeds received by the Company after the Minimum Threshold is reached to repay the outstanding amounts owed under this Note. As of November, 2020, we repaid the entire amount of principal and interest.

August 7, 2020 Self-Amortization Promissory Note

On August 7, 2020 (the “Issue Date”), the Company entered into a securities purchase agreement (the “SPA”) with FirstFire Global Opportunities Fund, LLC, an accredited investor (the “Holder”), pursuant to which the Company issued a 12% self-amortization promissory note (the “Self-Amortization Note”) with a maturity date of August 7, 2021 (the “Maturity Date”), in the principal sum of $333,333. Pursuant to the terms of the Self-Amortization Note, the Company agreed to pay $333,333 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Amortization Note carries an original issue discount of $33,333. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $300,000 in exchange for the Self-Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 4,167 shares of the Company’s common stock to the Holder as additional consideration.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

The Company may prepay the Self-Amortization Note at any time prior to the date that an Event of Default (as defined in the Amortization Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest with no prepayment premium. The Self-Amortization Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Self-Amortization Note or SPA.

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
12/07/2020	$40,075.75
01/07/2021	$40,075.75
02/08/2021	$40,075.75
03/08/2021	$40,075.75
04/07/2021	$40,075.75
05/07/2021	$40,075.75
06/07/2021	$40,075.75
07/07/2021	$40,075.75
08/07/2021	$39,952.34
Total:	$360,558.34

On March 10, 2021, we repaid the outstanding principal and interest on the Self-Amortization Note.

Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five calendar days as provided in the Amortization Note, the Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five calendar days after the Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion. The Company intends to repay the Amortization Note in accordance with its terms so that no amount under the Amortization Note is converted into shares of the Company’s common stock.

While any portion of this Note is outstanding, if the Company receives cash proceeds of more than $2,000,000.00 (the “Minimum Threshold”) in the aggregate from public offerings or private placements to investors, the Company shall, within two business days of Company’s receipt of such proceeds, inform the Holder of such receipt, following which the Holder shall have the right in its sole discretion to require the Company to immediately apply up to 50% of all proceeds received by the Company after the Minimum Threshold is reached to repay the outstanding amounts owed under this Note.

November 23, 2020 Self-Amortization Promissory Note

On November 25, 2020, the Company entered into a securities purchase agreement (the “November 2020 SPA”), dated as of November 23, 2020 (the “Effective Date”), with an accredited investor (the “Holder”) pursuant to which the Company issued a 12% self-amortization promissory note (the “November Amortization Note”) with a maturity date of November 23, 2021 (the “Maturity Date”), in the principal sum of $750,000. Pursuant to the terms of the November Amortization Note, the Company agreed to pay to $750,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum. The Company received net proceeds of $441,375, net of original issue discount of $75,000, origination fees of $35,250, and the partial repayment of principal and interest of $198,375 on the June 18, 2020 Note. In connection with the November Amortization Note, during the first twelve months of this note, interest equal to $90,000 shall be guaranteed and earned in full as of the Effective Date, provided, however, that if the November Amortization Note is repaid in its entirety on or prior to February 23, 2021, then the interest shall be accrued on a per annum basis based on the number of days elapsed as of the repayment date from the Effective Date.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

In connection with the November 23, 2020 SPA, the Company is required to issue warrants equal to 375,000 divided by the Exercise Price (as defined below) (the “Warrant Shares”) (whereby such number may be adjusted from time to time pursuant to the terms and conditions of this Warrant) at the Exercise Price per share then in effect. For purposes of this Warrant, the term “Exercise Price” shall mean 110% of the public offering price of the Company’s common stock under the public offering contemplated by the registration statement on Form S-1 filed by the Company on October 23, 2020 (the “Uplist Offering”), provided, however, that if the Uplist Offering has not been consummated on or before May 23, 2021, then the Exercise Price shall mean the closing bid price of the Company’s common stock on December 23, 2020, subject to adjustment as provided in the warrant (including but not limited to cashless exercise), and the term “Exercise Period” shall mean the period commencing on the earlier of (i) the date of the Company’s consummation of the Uplist Offering or (ii) May 23, 2021, and ending on the five-year anniversary thereof. In connection with the issuance of these warrants, on the initial measurement date, the relative fair value of the warrants of $157,438 was recorded as a debt discount and an increase in paid-in capital.

The Company may prepay the Amortization Note at any time prior to the date that an Event of Default (as defined in the Amortization Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Amortization Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the November Amortization Note or the November 2020 SPA.

The Company is required to make amortization payments to the Holder according to the following schedule:

Payment Date	Payment Amount
2/23/2021	$84,000.00
3/23/2021	$84,000.00
4/23/2021	$84,000.00
5/21/2021	$84,000.00
6/23/2021	$84,000.00
7/23/2021	$84,000.00
8/23/2021	$84,000.00
9/23/2021	$84,000.00
10/22/2021	$84,000.00
11/23/2021	$84,000.00
Total:	$840,000.00

On February 19, 2021, we repaid the outstanding principal and interest on the November Amortization Note.

Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days (provided, however, that this cure period shall not apply to certain events of default as set forth in the November Amortization Note), the November Amortization Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default (as hereinafter defined), additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law. The Company shall have the right to pay the Default Amount in cash at any time, provided, however that the Holder may convert the November Amortization Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% contained in the Amortization Note) at any time after the date that is five (5) calendar days after the November Amortization Note becomes immediately due and payable as a result of an Event of Default until the Company has repaid the Amortization Note in cash. If the aforementioned event occurs, the conversion price will be equal to the closing bid price of the Company’s common stock on the trading day immediately preceding the date of the respective conversion.

The Holder shall have the right, at any time following an Uncured Default Date (as defined in this Note), to convert all or any portion of the then outstanding and unpaid principal amount and interest (including any default interest) into shares of the Company’s common stock at the Conversion Price. Following the Uncured Default Date, the Conversion Price shall equal the lesser of (i) 105% multiplied by the closing bid price of the Company’s common stock or (ii) the closing bid price of the Company’s common stock immediately preceding the date of the respective conversion (the “Conversion Price”).

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

Amendments to the Series A-2 Exchange Convertible Note

On or about December 20, 2018, the Company issued that certain Series A-2 exchange convertible note in the original principal amount of $1,000,000 (the “Series A-2 Note”) to Maxim.

On June 18, 2020, the Company and Maxim entered into that certain first amendment to the Series A-2 Note (the “First Amendment”), pursuant to which such parties agreed to the following: (i) Maxim’s resale of the Company’s common stock (the “Common Stock”) underlying the Series A-2 Note shall be limited to 10% of the daily volume of the Common Stock on each respective trading day, (ii) the maturity date of the Series A-2 Note was extended to December 31, 2020, (iii) the principal amount of the Series A-2 Note was increased by $100,000 and (iv) the conversion price was reduced from $15.44 ($1.93 pre-reverse split) to $9.20 ($1.15 pre-reverse split).

On December 31, 2020, the Company and Maxim entered into a second amendment to the Series A-2 Note to extend the maturity date of Series A-2 Note to February 15, 2021.

On April 14, 2021, the Company and Maxim entered into the third amendment to the Series A-2 Note with Maxim pursuant to which the Company and Maxim agreed to the following:

(i)	The maturity date of the Series A-2 Note is extended to October 15, 2021.

(ii)	The principal balance of the Series A-2 Note is increased by $50,000 as of April 14, 2021.

(iii)	The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before April 30, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.

(iv)	The Series A-2 Note was not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before May 15, 2021, and accordingly, the principal balance of the Series A-2 Note increased by an additional $50,000.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

(v)	If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before July 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000.

(vi)	If the Series A-2 Note is not repaid in its entirety (in cash and/or shares of the Company’s common stock pursuant to conversion(s) of the Series A-2 Note) on or before September 15, 2021, the principal balance of the Series A-2 Note will increase by an additional $100,000, representing a total cumulative increase in the principal balance of $350,000 if the Series A-2 Note is not repaid in its entirety on or before September 15, 2021.

(vii)	The Company will, within five business days after the Company’s receipt of the Second Tranche Purchase Price of $999,996, pay $500,000 to Maxim, which will reduce the principal owed under the Series A-2 Note by $500,000.

While any portion of the Series A-2 Note is outstanding, if the Company receives cash proceeds from public offerings or private placements of the Company’s common stock to investors (except with respect to proceeds from officers and directors of the Company), the Company will, within five business days of the Company’s receipt of such proceeds, inform Maxim or such receipt, following which Maxim will have the right in its sole discretion to require the Company to immediately apply up to 25% of such proceeds received by the Company to repay the outstanding amounts owed under the Series A-2 Note. The parties understand that (a) each dollar applied toward repayment pursuant to this clause (viii) will reduce the balance owed under the Series A-2 Note by one dollar, and (b) this clause (viii) will not apply to the Tiger Trout transaction.

On August 19, 2021, the Company and Maxim entered into the fourth amendment (the “Fourth Amendment”) to the Series A-2 Maxim Note, as amended, pursuant to which the Company and Maxim agreed that all obligations under the Series A-2 Maxim Note, as amended, shall be extinguished, and the Series A-2 Maxim Note, as amended, shall be deemed repaid in its entirety, upon the satisfaction of the following obligations: (i) the Company’s payment of $500,000 to Maxim within three business days of August 19, 2021, (ii) the Company’s issuance of 20,000 restricted shares of the Company’s common stock to Maxim within seven business days of August 19, 2021, and (iii) the Company’s issuance of a common stock purchase warrant to Maxim on August 19, 2021 for the purchase of 365,000 shares of the Company’s common stock. The Company also granted Maxim an irrevocable right of first refusal superseding all others to act as Company’s sole managing underwriter and sole bookrunner or exclusive placement agent or financial advisor, or finder in connection with any public or private offering by the Company or any subsidiary of or successor to the Company (if applicable) of its equity, equity linked or debt securities (including convertible securities) while the Company’s common stock is listed on any of the NYSE American, the Nasdaq Capital Market, the Nasdaq Global Market, the Nasdaq Global Select Market, or the New York Stock Exchange (or any successors to any of the foregoing, each, a “National Exchange”), within the period beginning on August 19, 2021 and ending on the close of business on January 1, 2023.

On August 19, 2021, the Company issued to Maxim a common stock purchase warrant (the “Warrant”) for the purchase of 365,000 shares of the Company’s common stock (the “Warrant Shares”) at an exercise price of $13.00, subject to adjustment as provided in the Warrant. The Warrant is exercisable during the period commencing on August 19, 2021 and ending at 5:00 p.m. eastern standard time on the date that is the earlier of (i) three years from the effective date of a registration statement registering for resale by Maxim or its assigns the Warrant Shares (provided that such registration statement remains in effect at the end of the exercise period) and (ii) the 42 month anniversary after August 19, 2021.

The Company has paid the Maxim note, in its entirety by August 24, 2021

February 19, 2021 Labrys 12% Promissory Note and Securities Purchase Agreement

On February 19, 2021, the Company entered into a securities purchase agreement (the “SPA”) dated as of February 19, 2021, with an accredited investor (the “Holder”), pursuant to which the Company issued a 12% promissory note (the “Note”) with a maturity date of February 19, 2022 (the “Maturity Date”), in the principal sum of $1,650,000. In addition, the Company issued 10,000 shares of its common stock to the Holder as a commitment fee pursuant to the SPA. Pursuant to the terms of the Note, the Company agreed to pay to $1,650,000 (the “Principal Sum”) to the Holder and to pay interest on the principal balance at the rate of 12% per annum (provided that the first twelve months of interest shall be guaranteed). The Note carries an original issue discount (“OID”) of $165,000. Accordingly, on the Closing Date (as defined in the SPA), the Holder paid the purchase price of $1,485,000 in exchange for the Note. The Company intends to use the proceeds for its operational expenses, the repayment of those certain self-amortization promissory notes previously issued to the Holder on June 18, 2020 and November 23, 2020, and the repayment of certain other existing debt obligations. The Holder may convert the Note into the Company’s common stock (subject to the beneficial ownership limitations of 4.99% in the Note) at any time at a conversion price equal to $11.50 per share.

The Company may prepay the Note at any time prior to the date that an Event of Default (as defined in the Note) (each an “Event of Default”) occurs at an amount equal to 100% of the Principal Sum then outstanding plus accrued and unpaid interest (no prepayment premium). The Note contains customary events of default relating to, among other things, payment defaults, breach of representations and warranties, and breach of provisions of the Note or SPA.

The Company is required to make an interim payment to the Holder in the amount of $363,000, on or before August 19, 2021, towards the repayment of the balance of the Note. Currently the Company and the Holder have agreed to extend the terms of this payment. The extension provides that the Company paid $100,000 to the Holder by the interim payment date and has agreed to pay an additional $100,000 upon the completion of a new debt deal that is anticipated to close by September 1, 2021 and the Company has agreed to pay $163,000 to the Holder at the earlier of the Company stock uplist or September 30, 2021.

Upon the Holder’s provision of notice to the Company of the occurrence of any Event of Default, which has not been cured within five (5) calendar days (provided, however, that this five (5) calendar day cure period shall not apply to any event of default under Sections 3.1, 3.2, and 3.19 of the Note), the Note shall become immediately due and payable and the Company shall pay to the Holder, in full satisfaction of its obligations hereunder, an amount equal to the Principal Sum then outstanding plus accrued interest multiplied by 125% (the “Default Amount”). Upon the occurrence of an Event of Default, additional interest will accrue from the date of the Event of Default at the rate equal to the lower of 15% per annum or the highest rate permitted by law.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

MAY 31, 2021

Note Payable

On November 20, 2018, the Company paid its underwriter $20,000 and issued its underwriter a secured demand promissory note (the “Note”) in the amount of $1,800,000. The Note accrued interest at 8% per annum from the date of the Note through and including May 20, 2019, 12% per annum from and including May 21, 2019, through and including August 20, 2019, and 15% per annum from and including August 21, 2019, through and including November 20, 2019. If a late payment had occurred and continued, the interest rate would have increased to 12% per annum from the date of the Note through and including August 20, 2019 and 18% per annum from after August 21, 2019. If a late payment had remained outstanding for over 48 hours, Maxim could have required the Company to redeem all or any part of the Note at a redemption price equal to 125% of the Alternate Payment Amount.

The principal and interest of the Note was payable upon demand by Maxim or from time to time, in accordance the following schedule:

(i)	one third of the principal, accrued and unpaid interest and any late charges on May 20, 2019;
(ii)	one third of the principal, accrued and unpaid interest and any late charges on August 20, 2019; and
(iii)	one third of the principal, accrued and unpaid interest and any late charges on November 20, 2019.

The Note was secured by a first priority security interest in all personal property and assets of the Company excluding the assets held in escrow with respect to (i) that certain stock purchase agreement with Polar, pursuant to which Polar agreed to sell up to 490,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination and (ii) that certain stock purchase agreement with K2, pursuant to which K2 agreed to sell up to 220,000 shares of the Company’s common stock to the Company thirty days after the consummation of the Business Combination.

The amount payable under the Note could also have been paid in shares of common stock of the Company or securities convertible or exercisable into shares of common stock of the Company (the “Alternate Equity Payment”) if and only if the Company and Maxim mutually agree on both the purchase price and, if applicable, the conversion and/or exercise price of each security of the Company issued in such Alternative Equity Payment. Otherwise, the payment should be made in cash only.

So long as any amount under the Note remained outstanding, all cash proceeds received by the Company from any sales of its securities was to be used to repay this Note.